 KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

 Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Account II:

We have audited the accompanying statement of assets and liabilities of Sentry Variable Account II (comprised of the sub-accounts listed in the statement of assets and liabilities, collectively, the Accounts), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sentry Variable Account II as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Milwaukee, Wisconsin
February 24, 2017

 KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

	SENTRY LIFE INSURANCE COMPANY
	Sentry Variable Account II
	STATEMENT OF ASSETS AND LIABILITIES
	December 31, 2016

Assets:

Investments at fair value:

	Janus Aspen Series:
	Aspen Janus Portfolio, 24,088 shares (cost $636,798)	$696,874
	Aspen Enterprise Portfolio, 193,676 shares (cost $7,224,010)	11,479,186
	Aspen Forty Portfolio, 34,298 shares (cost $1,193,934)	1,104,059
*	Aspen Global Research Portfolio, 8,165 shares (cost $246,477)	331,744
	Aspen Balanced Portfolio, 34,353 shares (cost $950,363)	1,041,571

	T. Rowe Price Fixed Income Series, Inc.:
**	Government Money Portfolio, 763,569 shares (cost $763,569)	763,569
	Limited Term Bond Portfolio, 199,886 shares (cost $997,164)	967,449

	T. Rowe Price Equity Series, Inc.:
	Equity Income Portfolio, 47,280 shares (cost $1,015,177)	1,339,910
	Personal Strategy Balanced Portfolio, 235,431 shares (cost $4,344,666)	4,513,205
	Mid-Cap Growth Portfolio, 24,637 shares (cost $595,078)	629,957

	T. Rowe Price International Series, Inc.:
	International Stock Portfolio, 13,743 shares (cost $186,082)	196,116

	Vanguard Variable Insurance Fund:
	Balanced Portfolio, 34,323 shares (cost $681,973)	790,450
	Equity Index Portfolio, 9,221 shares (cost $260,740)	328,531
	High Yield Bond Portfolio, 19,626 shares (cost $156,795)	156,812
	Small Company Growth Portfolio, 21,506 shares (cost $462,840)	462,377
	Mid-Cap Index Portfolio, 23,064 shares (cost $399,809)	486,890
	REIT Index Portfolio, 38,755 shares (cost $507,641)	522,416

Total Assets		$25,811,116
Total Liabilities		-

Net Assets		$25,811,116

	See accompanying notes to financial statements

*	Formerly Janus Aspen Worldwide Growth Portfolio
**	Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2016

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus	Enterprise	Forty
	2016	2016	2016
Investment income:
Dividends	$3,962	$16,259	$-

Expenses:
Mortality and expense risk charges	8,961	134,487	13,318

Net investment income (loss)	(4,999)	(118,228)	(13,318)

Realized gains (loss) on investments:
Realized net investment gain (loss)	26,146	697,974	(19,294)

Capital gain distributions received	45,545	880,239	150,070

Realized gain (loss) on investments and
capital gain distributions, net	71,691	1,578,213	130,776

Unrealized appreciation (depreciation), net	(72,371)	(281,001)	(102,838)

Net increase (decrease) in net assets
from operations	$(5,679)	$1,178,984	$14,620

	For the Year Ended December 31, 2016
	Janus Aspen
	Global	Janus Aspen
	Research*	Balanced
	2016	2016
Investment income:
Dividends	$3,702	$22,700

Expenses:
Mortality and expense risk charges	4,102	12,449

Net investment income (loss)	(400)	10,251

Realized gains (loss) on investments:
Realized net investment gain (loss)	4,386	21,565

Capital gain distributions received	-	14,831

Realized gain (loss) on investments and
capital gain distributions, net	4,386	36,396

Unrealized appreciation (depreciation), net	(1,314)	(13,351)

Net increase (decrease) in net assets
from operations	$2,672	$33,296

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2016
	T. Rowe Price	T. Rowe Price
	Government	Limited Term	T. Rowe Price
	Money**	Bond	Equity Income
	2016	2016	2016
Investment income:
Dividends	$-	$13,541	$29,628

Expenses:
Mortality and expense risk charges	9,316	11,996	15,487

Net investment income (loss)	(9,316)	1,545	14,141

Realized gains (loss) on investments:
Realized net investment gain (loss)	-	454	30,977

Capital gain distributions received	-	-	123,892

Realized gain (loss) on investments and
capital gain distributions, net	-	454	154,869

Unrealized appreciation (depreciation), net	-	(198)	42,963

Net increase (decrease) in net assets
from operations	$(9,316)	$1,801	$211,973

	For the Year Ended December 31, 2016
	T. Rowe Price
	Personal	T. Rowe Price	T. Rowe Price
	Strategy	Mid-Cap	International
	Balanced	Growth	Stock
	2016	2016	2016
Investment income:
Dividends	$75,235	$-	$2,096

Expenses:
Mortality and expense risk charges	54,734	7,956	2,359

Net investment income (loss)	20,501	(7,956)	(263)

Realized gains (loss) on investments:
Realized net investment gain (loss)	11,697	56,197	2,024

Capital gain distributions received	100,966	40,812	7,204

Realized gain (loss) on investments and
capital gain distributions, net	112,663	97,009	9,228

Unrealized appreciation (depreciation), net	93,427	(55,872)	(7,209)

Net increase (decrease) in net assets
from operations	$226,591	$33,181	$1,756

See accompanying notes to financial statements

**Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2016
			Vanguard
	Vanguard	Vanguard	High Yield
	Balanced	Equity Index	Bond
	2016	2016	2016
Investment income:
Dividends	$19,021	$7,247	$8,164

Expenses:
Mortality and expense risk charges	9,005	3,792	1,847

Net investment income (loss)	10,016	3,455	6,317

Realized gains (loss) on investments:
Realized net investment gain (loss)	21,791	11,257	(843)

Capital gain distributions received	33,287	5,920	-

Realized gain (loss) on investments and
capital gain distributions, net	55,078	17,177	(843)

Unrealized appreciation (depreciation), net	4,734	11,071	9,141

Net increase (decrease) in net assets
from operations	$69,828	$31,703	$14,615

	For the Year Ended December 31, 2016
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index
	2016	2016	2016
Investment income:
Dividends	$1,463	$5,965	$11,696

Expenses:
Mortality and expense risk charges	5,067	5,381	5,886

Net investment income (loss)	(3,604)	584	5,810

Realized gains (loss) on investments:
Realized net investment gain (loss)	4,060	16,114	16,646

Capital gain distributions received	37,140	29,663	31,034

Realized gain (loss) on investments and
capital gain distributions, net	41,200	45,777	47,680

Unrealized appreciation (depreciation), net	16,924	(3,459)	(28,655)

Net increase (decrease) in net assets
from operations	$54,520	$42,902	$24,835

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus		Enterprise		Forty
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,999)	$(4,566)	$(118,228)	$(68,955)	$(13,318)	$(13,565)

Realized gains (losses) on investments	71,691	169,764	1,578,213	2,957,033	130,776	265,506

Unrealized appreciation (depreciation), net	(72,371)	(131,781)	(281,001)	(2,510,527)	(102,838)	(133,897)

Net increase (decrease) in net assets from operations	(5,679)	33,417	1,178,984	377,551	14,620	118,044

Contract transactions:
Purchase payments	11,037	12,096	38,032	71,005	58,308	9,374

Transfers between subaccounts, net	567	(11,056)	(79,337)	(160)	147	(25,514)

Withdrawals	(87,264)	(42,872)	(736,757)	(2,059,913)	(68,269)	(112,145)

Contract maintenance fees	(1,296)	(1,365)	(12,308)	(13,886)	(1,334)	(1,475)

Net increase (decrease) in net assets
derived from contract transactions	(76,956)	(43,197)	(790,370)	(2,002,954)	(11,148)	(129,760)

Total increase (decrease) in net assets	(82,635)	(9,780)	388,614	(1,625,403)	3,472	(11,716)

Net assets at beginning of year	779,509	789,289	11,090,572	12,715,975	1,100,587	1,112,303

Net assets at end of year	$696,874	$779,509	$11,479,186	$11,090,572	$1,104,059	$1,100,587

	For the Years Ended December 31
	Janus Aspen
	Global		Janus Aspen
	Research*		Balanced
	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(400)	$(2,357)	$10,251	$4,145

Realized gains (losses) on investments	4,386	21,622	36,396	65,452

Unrealized appreciation (depreciation), net	(1,314)	(27,991)	(13,351)	(72,176)

Net increase (decrease) in net assets from operations	2,672	(8,726)	33,296	(2,579)

Contract transactions:
Purchase payments	5,298	3,692	8,211	11,793

Transfers between subaccounts, net	3,263	(15,571)	427	30,212

Withdrawals	(42,286)	(62,242)	(91,373)	(246,002)

Contract maintenance fees	(465)	(556)	(1,632)	(1,899)

Net increase (decrease) in net assets
derived from contract transactions	(34,190)	(74,677)	(84,367)	(205,896)

Total increase (decrease) in net assets	(31,518)	(83,403)	(51,071)	(208,475)

Net assets at beginning of year	363,262	446,665	1,092,642	1,301,117

Net assets at end of year	$331,744	$363,262	$1,041,571	$1,092,642

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Government Money**		Bond		Equity Income
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,316)	$(11,399)	$1,545	$(966)	$14,141	$8,467

Realized gains (losses) on investments	-	80	454	(6,698)	154,869	46,796

Unrealized appreciation (depreciation), net	-	-	(198)	(2,944)	42,963	(171,295)

Net increase (decrease) in net assets from operations	(9,316)	(11,319)	1,801	(10,608)	211,973	(116,032)

Contract transactions:
Purchase payments	3,275	1,150	16,163	14,739	12,181	14,441

Transfers between subaccounts, net	10,336	9,635	13,245	17,371	1,984	(13,095)

Withdrawals	(41,775)	(263,113)	(133,032)	(508,522)	(182,232)	(108,746)

Contract maintenance fees	(784)	(1,184)	(1,429)	(1,686)	(1,687)	(1,841)

Net increase (decrease) in net assets
derived from contract transactions	(28,948)	(253,512)	(105,053)	(478,098)	(169,754)	(109,241)

Total increase (decrease) in net assets	(38,264)	(264,831)	(103,252)	(488,706)	42,219	(225,273)

Net assets at beginning of year	801,833	1,066,664	1,070,701	1,559,407	1,297,691	1,522,964

Net assets at end of year	$763,569	$801,833	$967,449	$1,070,701	$1,339,910	$1,297,691

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Personal Strategy		Mid-Cap		International
	Balanced		Growth		Stock
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,501	$28,402	$(7,956)	$(9,105)	$(263)	$(691)

Realized gains (losses) on investments	112,663	421,404	97,009	112,529	9,228	11,398

Unrealized appreciation (depreciation), net	93,427	(503,301)	(55,872)	(63,700)	(7,209)	(13,413)

Net increase (decrease) in net assets from operations	226,591	(53,495)	33,181	39,724	1,756	(2,706)

Contract transactions:
Purchase payments	14,209	28,722	7,086	10,700	3,416	3,875

Transfers between subaccounts, net	(974)	(22,310)	(96,981)	(14,138)	1,489	1,398

Withdrawals	(513,941)	(1,229,597)	(28,319)	(61,809)	(10,236)	(28,172)

Contract maintenance fees	(4,300)	(4,785)	(704)	(758)	(316)	(320)

Net increase (decrease) in net assets
derived from contract transactions	(505,006)	(1,227,970)	(118,918)	(66,005)	(5,647)	(23,219)

Total increase (decrease) in net assets	(278,415)	(1,281,465)	(85,737)	(26,281)	(3,891)	(25,925)

Net assets at beginning of year	4,791,620	6,073,085	715,694	741,975	200,007	225,932

Net assets at end of year	$4,513,205	$4,791,620	$629,957	$715,694	$196,116	$200,007

See accompanying notes to financial statements
**Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
					Vanguard
	Vanguard		Vanguard		High Yield
	Balanced		Equity Index		Bond
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,016	$9,543	$3,455	$3,160	$6,317	$14,333

Realized gains (losses) on investments	55,078	57,211	17,177	77,095	(843)	(739)

Unrealized appreciation (depreciation), net	4,734	(74,928)	11,071	(78,104)	9,141	(15,642)

Net increase (decrease) in net assets from operations	69,828	(8,174)	31,703	2,151	14,615	(2,048)

Contract transactions:
Purchase payments	11,155	8,398	1,320	1,320	972	1,720

Transfers between subaccounts, net	25,497	(4,432)	(450)	7,514	2,798	16,030

Withdrawals	(61,300)	(71,122)	(23,184)	(192,992)	(13,412)	(199,615)

Contract maintenance fees	(608)	(689)	(346)	(427)	(242)	(312)

Net increase (decrease) in net assets
derived from contract transactions	(25,256)	(67,845)	(22,660)	(184,585)	(9,884)	(182,177)

Total increase (decrease) in net assets	44,572	(76,019)	9,043	(182,434)	4,731	(184,225)

Net assets at beginning of year	745,878	821,897	319,488	501,922	152,081	336,306

Net assets at end of year	$790,450	$745,878	$328,531	$319,488	$156,812	$152,081

	For the Years Ended December 31
	Vanguard		Vanguard
	Small Company		Mid-Cap		Vanguard
	Growth		Index		REIT Index
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,604)	$(3,914)	$584	$328	$5,810	$2,566

Realized gains (losses) on investments	41,200	139,679	45,777	75,824	47,680	45,886

Unrealized appreciation (depreciation), net	16,924	(145,596)	(3,459)	(85,141)	(28,655)	(43,866)

Net increase (decrease) in net assets from operations	54,520	(9,831)	42,902	(8,989)	24,835	4,586

Contract transactions:
Purchase payments	3,134	5,867	9,495	8,102	11,397	7,897

Transfers between subaccounts, net	12,481	(16,311)	29,270	11,471	76,190	28,956

Withdrawals	(32,327)	(138,701)	(16,910)	(85,919)	(23,072)	(42,566)

Contract maintenance fees	(457)	(525)	(415)	(549)	(395)	(453)

Net increase (decrease) in net assets
derived from contract transactions	(17,169)	(149,670)	21,440	(66,895)	64,120	(6,166)

Total increase (decrease) in net assets	37,351	(159,501)	64,342	(75,884)	88,955	(1,580)

Net assets at beginning of year	425,026	584,527	422,548	498,432	433,461	435,041

Net assets at end of year	$462,377	$425,026	$486,890	$422,548	$522,416	$433,461

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 and 2015

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  Management of the Company has determined that there is no justification for substantial doubt regarding the entity's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable (Life) Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2016. The Funds value their investment securities at fair value.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2016 through February 24, 2017, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

3.		Purchases and Sales of Securities

		In 2016, purchases and proceeds on sales of the Funds' shares were as follows:

				Proceeds
			Purchases	on Sales
		Janus Aspen Janus Portfolio	$64,549	$100,959
		Janus Aspen Enterprise Portfolio	937,744	966,102
		Janus Aspen Forty Portfolio	214,649	89,045
	*	Janus Aspen Global Research Portfolio	12,263	46,854
		Janus Aspen Balanced Portfolio	47,678	106,963
	**	T. Rowe Price Government Money Portfolio	14,365	52,628
		T. Rowe Price Limited Term Bond Portfolio	45,040	148,549
		T. Rowe Price Equity Income Portfolio	168,071	199,792
		T. Rowe Price Personal Strategy Balanced Portfolio	194,854	578,393
		T. Rowe Price Mid-Cap Growth Portfolio	49,303	135,364
		T. Rowe Price International Stock Portfolio	14,204	12,910
		Vanguard Balanced Portfolio	92,331	74,284
		Vanguard Equity Index Portfolio	15,026	28,310
		Vanguard High Yield Bond Portfolio	12,196	15,763
		Vanguard Small Company Growth Portfolio	54,657	38,290
		Vanguard Mid-Cap Index Portfolio	78,633	26,946
		Vanguard REIT Index Portfolio	167,875	66,911
		Total	$2,183,438	$2,688,063

		In 2015, purchases and proceeds on sales of the Funds' shares were as follows:

				Proceeds
			Purchases	on Sales
		Janus Aspen Janus Portfolio	$163,196	$65,144
		Janus Aspen Enterprise Portfolio	1,516,154	2,241,125
		Janus Aspen Forty Portfolio	238,206	159,815
	*	Janus Aspen Global Research Portfolio	9,741	86,774
		Janus Aspen Balanced Portfolio	110,032	273,236
		T. Rowe Price Prime Reserve Portfolio	21,839	286,671
		T. Rowe Price Limited Term Bond Portfolio	61,405	540,470
		T. Rowe Price Equity Income Portfolio	85,948	157,553
		T. Rowe Price Personal Strategy Balanced Portfolio	526,105	1,379,827
		T. Rowe Price Mid-Cap Growth Portfolio	112,880	91,837
		T. Rowe Price International Stock Portfolio	11,245	31,184
		Vanguard Balanced Portfolio	78,888	99,909
		Vanguard Equity Index Portfolio	45,419	212,093
		Vanguard High Yield Bond Portfolio	38,433	205,738
		Vanguard Small Company Growth Portfolio	74,559	162,023
		Vanguard Mid-Cap Index Portfolio	56,060	96,065
		Vanguard REIT Index Portfolio	133,457	122,538
		Total	$3,283,567	$6,212,002

	*	Formerly Janus Aspen Worldwide Growth Portfolio
	**	Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$ 25,811,116	-	$ 25,811,116

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

6.	Changes in Units Outstanding
	The changes in units outstanding for the year ended December 31, 2016 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,369	8,216	(6,847)
	Janus Aspen Enterprise Portfolio	398	7,919	(7,521)
	Janus Aspen Forty Portfolio	4,092	4,518	(426)
*	Janus Aspen Global Research Portfolio	1,012	5,032	(4,020)
	Janus Aspen Balanced Portfolio	495	4,627	(4,132)
**	T. Rowe Price Government Money Portfolio	712	2,140	(1,428)
	T. Rowe Price Limited Term Bond Portfolio	854	3,716	(2,862)
	T. Rowe Price Equity Income Portfolio	652	8,058	(7,406)
	T. Rowe Price Personal Strategy Balanced Portfolio	294	8,341	(8,047)
	T. Rowe Price Mid-Cap Growth Portfolio	257	3,719	(3,462)
	T. Rowe Price International Stock Portfolio	457	974	(517)
	Vanguard Balanced Portfolio	1,711	2,830	(1,119)
	Vanguard Equity Index Portfolio	89	1,152	(1,063)
	Vanguard High Yield Bond Portfolio	196	694	(498)
	Vanguard Small Company Growth Portfolio	613	1,342	(729)
	Vanguard Mid-Cap Index Portfolio	1,550	761	789
	Vanguard REIT Index Portfolio	3,435	1,742	1,693

	The changes in units outstanding for the year ended December 31, 2015 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,087	4,788	(3,701)
	Janus Aspen Enterprise Portfolio	883	20,676	(19,793)
	Janus Aspen Forty Portfolio	986	8,771	(7,785)
*	Janus Aspen Global Research Portfolio	815	8,771	(7,956)
	Janus Aspen Balanced Portfolio	2,604	12,379	(9,775)
	T. Rowe Price Prime Reserve Portfolio	1,066	13,465	(12,399)
	T. Rowe Price Limited Term Bond Portfolio	1,248	14,215	(12,967)
	T. Rowe Price Equity Income Portfolio	1,388	6,198	(4,810)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,310	20,677	(19,367)
	T. Rowe Price Mid-Cap Growth Portfolio	496	2,456	(1,960)
	T. Rowe Price International Stock Portfolio	455	2,389	(1,934)
	Vanguard Balanced Portfolio	992	3,954	(2,962)
	Vanguard Equity Index Portfolio	1,066	9,845	(8,779)
	Vanguard High Yield Bond Portfolio	1,036	10,148	(9,112)
	Vanguard Small Company Growth Portfolio	248	5,797	(5,549)
	Vanguard Mid-Cap Index Portfolio	848	3,221	(2,373)
	Vanguard REIT Index Portfolio	3,595	3,779	(184)

*	Formerly Janus Aspen Worldwide Growth Portfolio
**	Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

7.	Financial Highlights

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Aspen Janus Portfolio	61,790	$11.28	$697	1.20%	0.53%	(0.69)%
		Janus Aspen Enterprise Portfolio	103,368	111.05	11,479	1.20	0.14	11.03
		Janus Aspen Forty Portfolio	64,112	17.22	1,104	1.20	-	0.98
	*	Janus Aspen Global Research Portfolio	38,513	8.61	332	1.20	1.09	0.85
		Janus Aspen Balanced Portfolio	49,036	21.24	1,042	1.20	2.19	3.36
	**	T. Rowe Price Government Money Portfolio	37,993	20.10	764	1.20	-	(1.19)
		T. Rowe Price Limited Term Bond Portfolio	26,371	36.69	967	1.20	1.36	0.16
		T. Rowe Price Equity Income Portfolio	52,703	25.42	1,340	1.20	2.29	17.76
		T. Rowe Price Personal Strategy Balanced Portfolio	68,904	65.50	4,513	1.20	1.65	5.19
		T. Rowe Price Mid-Cap Growth Portfolio	17,946	35.10	630	1.20	-	5.00
		T. Rowe Price International Stock Portfolio	17,726	11.06	196	1.20	1.06	0.91
		Vanguard Balanced Portfolio	31,890	24.79	790	1.20	2.53	9.70
		Vanguard Equity Index Portfolio	14,289	22.99	329	1.20	2.28	10.49
		Vanguard High Yield Bond Portfolio	7,422	21.13	157	1.20	5.30	10.03
		Vanguard Small Company Growth Portfolio	16,540	27.95	462	1.20	0.35	13.58
		Vanguard Mid-Cap Index Portfolio	16,750	29.07	487	1.20	1.32	9.80
		Vanguard REIT Index Portfolio	15,167	34.45	522	1.20	2.36	7.07

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Aspen Janus Portfolio	68,637	$11.36	$780	1.20%	0.63%	4.09%
		Janus Aspen Enterprise Portfolio	110,889	100.02	11,091	1.20	0.65	2.79
		Janus Aspen Forty Portfolio	64,538	17.05	1,101	1.20	-	10.88
	*	Janus Aspen Global Research Portfolio	42,533	8.54	363	1.20	0.63	(3.46)
		Janus Aspen Balanced Portfolio	53,168	20.55	1,093	1.20	1.57	(0.58)
		T. Rowe Price Prime Reserve Portfolio	39,421	20.34	802	1.20	-	(1.20)
		T. Rowe Price Limited Term Bond Portfolio	29,233	36.63	1,071	1.20	1.15	(0.89)
		T. Rowe Price Equity Income Portfolio	60,109	21.59	1,298	1.20	1.82	(7.97)
		T. Rowe Price Personal Strategy Balanced Portfolio	76,951	62.27	4,792	1.20	1.71	(1.24)
		T. Rowe Price Mid-Cap Growth Portfolio	21,408	33.43	716	1.20	-	5.29
		T. Rowe Price International Stock Portfolio	18,243	10.96	200	1.20	0.90	(2.09)
		Vanguard Balanced Portfolio	33,009	22.60	746	1.20	2.45	(1.11)
		Vanguard Equity Index Portfolio	15,352	20.81	319	1.20	2.00	0.05
		Vanguard High Yield Bond Portfolio	7,920	19.20	152	1.20	6.69	(2.75)
		Vanguard Small Company Growth Portfolio	17,269	24.61	425	1.20	0.42	(3.92)
		Vanguard Mid-Cap Index Portfolio	15,961	26.47	423	1.20	1.28	(2.62)
		Vanguard REIT Index Portfolio	13,474	32.17	433	1.20	1.82	1.00

	#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

	*	Formerly Janus Aspen Worldwide Growth Portfolio
	**	Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	72,338	$10.91	$789	1.20%	0.36%	11.66%
	Janus Aspen Enterprise Portfolio	130,682	97.30	12,716	1.20	0.16	11.19
	Janus Aspen Forty Portfolio	72,323	15.38	1,112	1.20	0.16	7.44
*	Janus Aspen Global Research Portfolio	50,489	8.85	447	1.20	1.09	6.17
	Janus Aspen Balanced Portfolio	62,943	20.67	1,301	1.20	1.75	7.22
	T. Rowe Price Prime Reserve Portfolio	51,820	20.58	1,067	1.20	-	(1.19)
	T. Rowe Price Limited Term Bond Portfolio	42,200	36.95	1,559	1.20	1.27	(0.56)
	T. Rowe Price Equity Income Portfolio	64,919	23.46	1,523	1.20	1.74	6.10
	T. Rowe Price Personal Strategy Balanced Portfolio	96,318	63.05	6,073	1.20	1.63	3.95
	T. Rowe Price Mid-Cap Growth Portfolio	23,368	31.75	742	1.20	-	11.77
	T. Rowe Price International Stock Portfolio	20,177	11.20	226	1.20	1.05	(2.41)
	Vanguard Balanced Portfolio	35,971	22.85	822	1.20	2.39	8.54
	Vanguard Equity Index Portfolio	24,131	20.80	502	1.20	1.88	12.16
	Vanguard High Yield Bond Portfolio	17,032	19.75	336	1.20	3.34	3.16
	Vanguard Small Company Growth Portfolio	22,818	25.62	585	1.20	0.31	2.15
	Vanguard Mid-Cap Index Portfolio	18,334	27.19	498	1.20	0.92	12.25
	Vanguard REIT Index Portfolio	13,658	31.85	435	1.20	3.31	28.57

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	76,175	$9.77	$744	1.20%	0.77%	28.79%
	Janus Aspen Enterprise Portfolio	152,103	87.51	13,311	1.20	0.50	30.81
	Janus Aspen Forty Portfolio	75,281	14.31	1,078	1.20	0.72	29.67
*	Janus Aspen Global Research Portfolio	54,452	8.33	454	1.20	1.22	26.90
	Janus Aspen Balanced Portfolio	71,502	19.28	1,379	1.20	1.51	18.73
	T. Rowe Price Prime Reserve Portfolio	54,229	20.83	1,130	1.20	-	(1.19)
	T. Rowe Price Limited Term Bond Portfolio	50,762	37.16	1,886	1.20	1.55	(1.07)
	T. Rowe Price Equity Income Portfolio	66,929	22.11	1,480	1.20	1.52	28.18
	T. Rowe Price Personal Strategy Balanced Portfolio	108,680	60.66	6,592	1.20	1.48	16.53
	T. Rowe Price Mid-Cap Growth Portfolio	24,133	28.41	686	1.20	-	35.08
	T. Rowe Price International Stock Portfolio	21,744	11.47	249	1.20	0.87	12.69
	Vanguard Balanced Portfolio	42,027	21.05	885	1.20	2.46	18.46
	Vanguard Equity Index Portfolio	29,473	18.54	547	1.20	1.73	30.61
	Vanguard High Yield Bond Portfolio	9,826	19.14	188	1.20	4.59	3.10
	Vanguard Small Company Growth Portfolio	26,231	25.08	658	1.20	0.72	44.82
	Vanguard Mid-Cap Index Portfolio	19,790	24.22	479	1.20	1.12	33.33
	Vanguard REIT Index Portfolio	15,534	24.77	385	1.20	2.51	1.10

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Aspen Janus Portfolio	87,981	$7.59	$668	1.20%	0.55%	17.17%
		Janus Aspen Enterprise Portfolio	165,029	66.90	11,041	1.20	-	15.89
		Janus Aspen Forty Portfolio	86,510	11.04	955	1.20	0.70	22.68
		Janus Aspen Worldwide Growth Portfolio	56,236	6.57	369	1.20	0.82	18.65
		Janus Aspen Balanced Portfolio	77,738	16.24	1,262	1.20	2.84	12.26
		T. Rowe Price Prime Reserve Portfolio	76,192	21.08	1,606	1.20	-	(1.20)
		T. Rowe Price Limited Term Bond Portfolio	54,316	37.56	2,040	1.20	2.04	1.24
		T. Rowe Price Equity Income Portfolio	76,039	17.25	1,312	1.20	2.14	15.75
		T. Rowe Price Personal Strategy Balanced Portfolio	127,189	52.05	6,621	1.20	1.95	13.77
		T. Rowe Price Mid-Cap Growth Portfolio	30,243	21.03	636	1.20	-	12.54
		T. Rowe Price International Stock Portfolio	21,233	10.18	216	1.20	1.04	17.03
		Vanguard Balanced Portfolio	42,024	17.77	747	1.20	2.67	11.22
		Vanguard Equity Index Portfolio	26,852	14.20	381	1.20	1.91	14.48
		Vanguard High Yield Bond Portfolio	9,938	18.56	185	1.20	5.75	12.93
		Vanguard Small Company Growth Portfolio	30,573	17.32	529	1.20	0.23	13.29
		Vanguard Mid-Cap Index Portfolio	23,865	18.16	433	1.20	1.12	14.43
		Vanguard REIT Index Portfolio	24,704	24.50	605	1.20	1.90	16.06

	#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

	Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

	The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.